Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 23, 2021 to the Equitable AdvantageSM Prospectus dated August 20, 2021

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding changes to the Prospectus. As applicable to your policy, please note the following changes described below.

The third paragraph under “Optional Benefits” in the “Important Information You Should Consider About the policy” section of this prospectus is deleted and replaced with the following:

For more information on optional benefits and other limitations under the policy, please refer to “Other benefits available under the policy” and “Suicide and certain misstatements” in this prospectus.

Distributed by affiliate Equitable Advisors, LLC and/or for certain contracts co-distributed by affiliate

Equitable Distributors, LLC

Copyright 2021 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd.

Jersey City, NJ 07310

212-554-1234

EVM-46-21 (8.21)	Catalog No. 162747 (8.21)
Equitable Advantage New Biz	#194619